Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-Cancellable Operating Leases	As of December 31, 2012, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB

2013	18,196
2014	16,993
2015	15,756
2016 and thereafter	—

50,945